UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 99.3% of Net Assets

	Aerospace & Defense – 2.3%
562,438	Boeing Co. (The)(b)	$48,285,302
682,065	Honeywell International, Inc.(b)	51,393,598
333,736	Raytheon Co.(b)	19,620,339
625,146	United Technologies Corp.(b)	58,407,391

		177,706,630

	Air Freight & Logistics – 1.0%
900,473	United Parcel Service, Inc., Class B(b)	77,350,631

	Auto Components – 0.1%
162,452	Cooper Tire & Rubber Co.(b)	4,168,518

	Automobiles – 0.5%
3,165,505	Ford Motor Co.(b)	41,626,391

	Beverages – 2.6%
2,413,829	Coca-Cola Co. (The)(b)	97,615,245
200,999	Monster Beverage Corp.(b)(c)	9,595,692
1,144,002	PepsiCo, Inc.(b)	90,501,998

		197,712,935

	Biotechnology – 1.9%
651,487	Amgen, Inc.(b)	66,783,933
149,021	Biogen Idec, Inc.(b)(c)	28,747,641
974,698	Gilead Sciences, Inc.(b)(c)	47,691,973
55,200	Vertex Pharmaceuticals, Inc.(b)(c)	3,034,896

		146,258,443

	Capital Markets – 2.2%
1,577,118	Charles Schwab Corp. (The)(b)	27,899,217
388,565	Eaton Vance Corp.(b)	16,253,674
371,687	Goldman Sachs Group, Inc. (The)(b)	54,693,742
498,077	Legg Mason, Inc.(b)	16,013,176
1,554,543	Morgan Stanley(b)	34,168,855
393,287	TD Ameritrade Holding Corp.(b)	8,109,578
239,841	Waddell & Reed Financial, Inc., Class A(b)	10,500,239

		167,638,481

	Chemicals – 2.4%
1,202,524	Dow Chemical Co. (The)(b)	38,288,364
702,333	E.I. du Pont de Nemours & Co.(b)	34,526,690
295,691	Eastman Chemical Co.(b)	20,659,930
388,900	LyondellBasell Industries NV, Class A(b)	24,613,481
371,609	Monsanto Co.(b)	39,253,059
369,523	Olin Corp.(b)	9,319,370
96,278	Potash Corp. of Saskatchewan, Inc.(b)	3,778,911
321,996	RPM International, Inc.(b)	10,168,634

		180,608,439

	Commercial Banks – 2.3%
169,647	Associated Banc-Corp(b)	2,576,938

Shares	Description	Value (†)
Common Stocks – continued

	Commercial Banks – continued
130,602	FirstMerit Corp.(b)	$2,158,851
175,126	Old National Bancorp(b)	2,407,982
1,648,201	U.S. Bancorp(b)	55,923,460
3,036,930	Wells Fargo & Co.(b)	112,336,041

		175,403,272

	Commercial Services & Supplies – 0.7%
204,843	ADT Corp. (The)(b)	10,025,017
255,855	Avery Dennison Corp.(b)	11,019,675
380,502	R.R. Donnelley & Sons Co.(b)	4,585,049
355,932	Tyco International Ltd.(b)	11,389,824
441,425	Waste Management, Inc.(b)	17,308,274

		54,327,839

	Communications Equipment – 2.0%
2,721,096	Cisco Systems, Inc.(b)	56,898,117
247,281	Motorola Solutions, Inc.(b)	15,833,403
1,154,341	QUALCOMM, Inc.(b)	77,283,130
380,800	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	4,798,080

		154,812,730

	Computers & Peripherals – 3.9%
528,271	Apple, Inc.(b)	233,828,593
642,016	Dell, Inc.(b)	9,200,089
1,109,870	EMC Corp.(b)(c)	26,514,794
1,027,923	Hewlett-Packard Co.(b)	24,505,685
220,600	Seagate Technology PLC(b)	8,065,136

		302,114,297

	Consumer Finance – 0.9%
610,913	American Express Co.(b)	41,212,191
561,176	Discover Financial Services(b)	25,163,132

		66,375,323

	Containers & Packaging – 0.3%
477,338	MeadWestvaco Corp.(b)	17,327,369
116,207	Sonoco Products Co.(b)	4,066,083

		21,393,452

	Distributors – 0.3%
291,718	Genuine Parts Co.(b)	22,754,004

	Diversified Financial Services – 4.0%
6,560,189	Bank of America Corp.(b)	79,903,102
1,884,228	Citigroup, Inc.(b)	83,358,247
455,760	CME Group, Inc., Class A(b)	27,979,106
2,201,380	JPMorgan Chase & Co.(b)	104,477,495
224,684	NYSE Euronext(b)	8,681,790

		304,399,740

	Diversified Telecommunication Services – 2.9%
3,299,713	AT&T, Inc.(b)	121,066,470
689,306	Frontier Communications Corp.(b)	2,743,438
2,038,221	Verizon Communications, Inc.(b)	100,178,562

		223,988,470

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – 1.4%
1,098,652	Duke Energy Corp.(b)	$79,751,149
78,779	Hawaiian Electric Industries, Inc.(b)	2,182,966
147,152	OGE Energy Corp.(b)	10,297,697
615,726	Pepco Holdings, Inc.(b)	13,176,536

		105,408,348

	Electrical Equipment – 1.0%
560,318	Eaton Corp. PLC(b)	34,319,477
631,101	Emerson Electric Co.(b)	35,259,613
103,018	Hubbell, Inc., Class B(b)	10,004,078

		79,583,168

	Electronic Equipment, Instruments & Components – 0.3%
1,111,088	Corning, Inc.(b)	14,810,803
271,907	TE Connectivity Ltd.(b)	11,401,061

		26,211,864

	Energy Equipment & Services – 2.2%
522,784	Baker Hughes, Inc.(b)	24,262,405
59,772	CARBO Ceramics, Inc.(b)	5,443,436
140,594	Diamond Offshore Drilling, Inc.(b)	9,779,719
842,399	Halliburton Co.(b)	34,041,344
535,148	Patterson-UTI Energy, Inc.(b)	12,757,928
994,278	Schlumberger Ltd.(b)	74,461,479
125,788	Tidewater, Inc.(b)	6,352,294

		167,098,605

	Food & Staples Retailing – 1.7%
822,430	CVS Caremark Corp.(b)	45,225,426
1,172,290	Wal-Mart Stores, Inc.(b)	87,722,460

		132,947,886

	Food Products – 1.4%
849,028	ConAgra Foods, Inc.(b)	30,403,693
511,917	Kraft Foods Group, Inc.(b)	26,379,083
1,618,653	Mondelez International, Inc., Class A(b)	49,546,968

		106,329,744

	Gas Utilities – 0.5%
71,995	AGL Resources, Inc.(b)	3,020,190
190,728	National Fuel Gas Co.(b)	11,701,163
421,000	Oneok, Inc.(b)	20,069,070
132,988	WGL Holdings, Inc.(b)	5,864,771

		40,655,194

	Health Care Equipment & Supplies – 2.0%
1,169,288	Abbott Laboratories(b)	41,299,252
453,363	Baxter International, Inc.(b)	32,932,288
1,196,870	Boston Scientific Corp.(b)(c)	9,347,555
207,763	Covidien PLC(b)	14,094,642

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – continued
44,286	Intuitive Surgical, Inc.(b)(c)	$21,752,841
709,221	Medtronic, Inc.(b)	33,305,018

		152,731,596

	Health Care Providers & Services – 1.9%
519,551	Aetna, Inc.(b)	26,559,447
219,031	Coventry Health Care, Inc.(b)	10,301,028
594,059	Express Scripts Holding Co.(b)(c)	34,247,501
265,044	HCA Holdings, Inc.(b)	10,768,738
783,212	UnitedHealth Group, Inc.(b)	44,807,559
149,076	Universal Health Services, Inc., Class B(b)	9,521,484
184,209	WellPoint, Inc.(b)	12,200,162

		148,405,919

	Hotels, Restaurants & Leisure – 1.8%
568,213	International Game Technology(b)	9,375,515
154,067	Las Vegas Sands Corp.(b)	8,681,675
903,324	McDonald’s Corp.(b)	90,052,370
400,000	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	9,336,000
523,100	MGM Resorts International(b)(c)	6,878,765
56,179	Tim Hortons, Inc.(b)	3,051,643
221,449	Wendy’s Co. (The)(b)	1,255,616
94,720	Wynn Resorts Ltd.(b)	11,855,155

		140,486,739

	Household Durables – 1.0%
517,086	Leggett & Platt, Inc.(b)	17,467,165
580,545	Newell Rubbermaid, Inc.(b)	15,152,225
462,035	Toll Brothers, Inc.(b)(c)	15,820,079
166,414	Tupperware Brands Corp.(b)	13,602,680
101,757	Whirlpool Corp.(b)	12,054,134

		74,096,283

	Household Products – 2.1%
267,610	Colgate-Palmolive Co.(b)	31,586,008
265,957	Kimberly-Clark Corp.(b)	26,058,467
1,363,303	Procter & Gamble Co. (The)(b)	105,056,129

		162,700,604

	Industrial Conglomerates – 2.4%
482,477	3M Co.(b)	51,292,130
5,845,774	General Electric Co.(b)	135,154,295

		186,446,425

	Insurance – 3.7%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR	334,487
235,589	Aflac, Inc.(b)	12,255,340
645,968	Allstate Corp. (The)(b)	31,697,650
886,693	American International Group, Inc.(b)(c)	34,421,422
128,294	Aon PLC(b)	7,890,081
295,389	Arthur J. Gallagher & Co.(b)	12,202,520
708,071	Berkshire Hathaway, Inc., Class B(b)(c)	73,780,998
351,387	Fidelity National Financial, Inc., Class A(b)	8,865,494
568,771	Lincoln National Corp.(b)	18,547,622

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – continued
556,095	Marsh & McLennan Cos., Inc.(b)	$21,114,927
92,225	Mercury General Corp.(b)	3,498,094
484,934	Old Republic International Corp.(b)	6,163,511
262,874	Principal Financial Group, Inc.(b)	8,945,602
271,463	Travelers Cos., Inc. (The)(b)	22,854,470
577,736	XL Group PLC(b)	17,505,401

		280,077,619

	Internet & Catalog Retail – 0.9%
256,746	Amazon.com, Inc.(b)(c)	68,420,242

	Internet Software & Services – 2.5%
207,722	Akamai Technologies, Inc.(b)(c)	7,330,509
61,952	Baidu, Inc., Sponsored ADR(b)(c)	5,433,190
774,641	eBay, Inc.(b)(c)	42,001,035
149,138	Google, Inc., Class A(b)(c)	118,420,046
44,400	LinkedIn Corp., Class A(b)(c)	7,817,064
236,066	VeriSign, Inc.(b)(c)	11,161,201

		192,163,045

	IT Services – 4.2%
657,985	Automatic Data Processing, Inc.(b)	42,782,185
159,578	Broadridge Financial Solutions, Inc.(b)	3,963,917
331,842	Cognizant Technology Solutions Corp., Class A(b)(c)	25,422,416
322,906	Fidelity National Information Services, Inc.(b)	12,793,536
657,608	International Business Machines Corp.(b)	140,267,786
756,351	Paychex, Inc.(b)	26,525,229
353,858	Visa, Inc., Class A(b)	60,099,243
759,391	Western Union Co.(b)	11,421,241

		323,275,553

	Leisure Equipment & Products – 0.4%
672,155	Mattel, Inc.(b)	29,433,667

	Machinery – 2.7%
603,864	Caterpillar, Inc.(b)	52,518,052
254,563	Cummins, Inc.(b)	29,480,941
373,250	Deere & Co.(b)	32,092,035
241,235	Parker Hannifin Corp.(b)	22,092,301
212,982	Pentair Ltd. (Registered)(b)	11,234,801
109,186	Snap-on, Inc.(b)	9,029,682
175,366	SPX Corp.(b)	13,846,899
265,495	Stanley Black & Decker, Inc.(b)	21,497,130
194,217	Timken Co. (The)(b)	10,988,798

		202,780,639

	Media – 3.2%
1,025,811	News Corp., Class B(b)	31,553,946
369,130	Omnicom Group, Inc.(b)	21,741,757
2,399,600	Sirius XM Radio, Inc.(b)	7,390,768
329,171	Time Warner Cable, Inc.(b)	31,620,166
875,668	Time Warner, Inc.(b)	50,455,990
304,618	Virgin Media, Inc.(b)	14,917,144
1,470,881	Walt Disney Co. (The)(b)	83,546,041

		241,225,812

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 1.2%
1,540,057	Alcoa, Inc.(b)	$13,121,286
974,358	Freeport-McMoRan Copper & Gold, Inc.(b)	32,251,250
386,415	Gerdau S.A., Sponsored ADR(b)	2,979,260
416,874	Nucor Corp.(b)	19,238,735
262,900	Silver Wheaton Corp.(b)	8,241,915
205,799	Southern Copper Corp.(b)	7,731,868
499,488	Steel Dynamics, Inc.(b)	7,926,874
117,586	Worthington Industries, Inc.(b)	3,642,814

		95,134,002

	Multi Utilities – 1.4%
567,816	Ameren Corp.(b)	19,884,916
496,210	CenterPoint Energy, Inc.(b)	11,889,192
567,450	Consolidated Edison, Inc.(b)	34,631,474
228,913	Integrys Energy Group, Inc.(b)	13,313,580
805,853	Public Service Enterprise Group, Inc.(b)	27,672,992

		107,392,154

	Multiline Retail – 0.8%
291,733	J.C. Penney Co., Inc.(b)	4,408,086
418,464	Macy’s, Inc.(b)	17,508,534
279,529	Nordstrom, Inc.(b)	15,438,387
58,617	Sears Holdings Corp.(b)(c)	2,929,091
259,674	Target Corp.(b)	17,774,685

		58,058,783

	Oil, Gas & Consumable Fuels – 8.3%
899,273	Chesapeake Energy Corp.(b)	18,354,162
1,289,997	Chevron Corp.(b)	153,277,443
48,894	CNOOC Ltd., Sponsored ADR(b)	9,363,201
1,133,999	ConocoPhillips(b)	68,153,340
491,423	CONSOL Energy, Inc.(b)	16,536,384
2,653,864	ExxonMobil Corp.(b)	239,139,685
84,867	HollyFrontier Corp.(b)	4,366,407
737,758	Occidental Petroleum Corp.(b)	57,818,094
514,037	Phillips 66(b)	35,967,169
595,545	Southwestern Energy Co.(b)(c)	22,190,007
124,543	Statoil ASA, Sponsored ADR(b)	3,066,249
80,048	Total S.A., Sponsored ADR(b)	3,840,703

		632,072,844

	Personal Products – 0.2%
539,677	Avon Products, Inc.(b)	11,187,504
83,600	Herbalife Ltd.(b)	3,130,820

		14,318,324

	Pharmaceuticals – 6.1%
1,169,288	AbbVie, Inc.(b)	47,683,565
950,654	Bristol-Myers Squibb Co.(b)	39,157,438
627,532	Eli Lilly & Co.(b)	35,637,543

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
115,008	GlaxoSmithKline PLC, Sponsored ADR(b)	$5,395,025
1,646,730	Johnson & Johnson(b)	134,257,897
1,908,992	Merck & Co., Inc.(b)	84,434,716
4,287,921	Pfizer, Inc.(b)	123,749,400

		470,315,584

	Professional Services – 0.1%
72,152	Dun & Bradstreet Corp.(b)	6,035,515

	REITs - Diversified – 0.5%
1,114,247	Duke Realty Corp.(b)	18,919,914
528,528	Liberty Property Trust(b)	21,008,988

		39,928,902

	REITs - Healthcare – 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	3,483,481
480,157	Senior Housing Properties Trust(b)	12,882,612
470,499	Ventas, Inc.(b)	34,440,527

		50,806,620

	REITs - Mortgage – 0.9%
1,050,758	American Capital Agency Corp.(b)	34,443,847
1,715,786	Annaly Capital Management, Inc.(b)	27,263,839
248,413	Hatteras Financial Corp.(b)	6,813,969

		68,521,655

	REITs - Office Property – 0.2%
425,213	Mack-Cali Realty Corp.(b)	12,165,344

	Road & Rail – 0.6%
1,358,144	CSX Corp.(b)	33,451,087
499,500	Hertz Global Holdings, Inc.(b)(c)	11,118,870

		44,569,957

	Semiconductors & Semiconductor Equipment – 2.2%
726,190	Advanced Micro Devices, Inc.(b)(c)	1,851,784
337,629	Altera Corp.(b)	11,975,701
323,266	Analog Devices, Inc.(b)	15,028,636
1,189,578	Applied Materials, Inc.(b)	16,035,511
66,882	First Solar, Inc.(b)(c)	1,803,139
2,913,430	Intel Corp.(b)	63,658,445
308,428	Linear Technology Corp.(b)	11,834,382
380,751	Microchip Technology, Inc.(b)	13,996,407
466,539	NVIDIA Corp.(b)	5,981,030
210,422	Skyworks Solutions, Inc.(b)(c)	4,635,597
439,708	Texas Instruments, Inc.(b)	15,600,840
230,951	Xilinx, Inc.(b)	8,815,400

		171,216,872

	Software – 3.5%
580,969	Activision Blizzard, Inc.(b)	8,464,719
438,557	Adobe Systems, Inc.(b)(c)	19,081,615
323,697	Autodesk, Inc.(b)(c)	13,349,264
4,463,300	Microsoft Corp.(b)	127,695,013

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
174,900	Nuance Communications, Inc.(b)(c)	$3,529,482
2,338,874	Oracle Corp.(b)	75,639,185
567,178	Symantec Corp.(b)(c)	13,997,953
230,100	TIBCO Software, Inc.(b)(c)	4,652,622

		266,409,853

	Specialty Retail – 2.6%
128,074	Abercrombie & Fitch Co., Class A(b)	5,917,019
402,503	American Eagle Outfitters, Inc.(b)	7,526,806
230,924	Best Buy Co., Inc.(b)	5,114,967
183,146	Foot Locker, Inc.(b)	6,270,919
317,638	Gap, Inc. (The)(b)	11,244,385
1,063,148	Home Depot, Inc. (The)(b)	74,186,468
489,190	L Brands, Inc.(b)	21,847,225
931,423	Lowe’s Cos., Inc.(b)	35,319,560
208,195	Tiffany & Co.(b)	14,477,880
356,505	TJX Cos., Inc. (The)(b)	16,666,609

		198,571,838

	Thrifts & Mortgage Finance – 0.2%
929,316	New York Community Bancorp, Inc.(b)	13,335,685

	Tobacco – 2.1%
1,409,120	Altria Group, Inc.(b)	48,459,637
984,485	Philip Morris International, Inc.(b)	91,271,604
355,070	Reynolds American, Inc.(b)	15,797,064
159,545	Vector Group Ltd.(b)	2,571,866

		158,100,171

	Trading Companies & Distributors – 0.1%
124,960	GATX Corp.(b)	6,494,171

	Total Common Stocks (Identified Cost $4,797,840,153)	7,592,566,821

Contracts
Purchased Options – 0.2%

	Index Options – 0.2%
7,306	On S&P 500® Index, Put expiring April 20, 2013 at 1375(d)	292,240
7,120	On S&P 500® Index, Put expiring May 18, 2013 at 1350(d)	1,103,600
8,214	On S&P 500® Index, Put expiring May 18, 2013 at 1375(d)	1,642,800
4,923	On S&P 500® Index, Put expiring May 18, 2013 at 1400(d)	1,353,825
7,102	On S&P 500® Index, Put expiring May 18, 2013 at 1425(d)	2,663,250
5,014	On S&P 500® Index, Put expiring June 22, 2013 at 1375(d)	2,782,770
8,261	On S&P 500® Index, Put expiring June 22, 2013 at 1400(d)	5,824,005

	Total Purchased Options (Identified Cost $51,506,135)	15,662,490

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 240,906,558	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $240,906,558 on 4/01/2013 collateralized by $246,035,000 U.S. Treasury Note, 0.250% due 9/15/2015 valued at $245,727,456 including accrued interest(e) (Identified Cost $240,906,558)	$240,906,558

	Total Investments – 102.6% (Identified Cost $5,090,252,846)(a)	7,849,135,869
	Other assets less liabilities – (2.6)%	(202,604,705)

	Net Assets – 100.0%	$7,646,531,164

Contracts
Written Options – (3.0%)

	Index Options – (3.0%)
11,725	On S&P 500® Index, Call expiring April 20, 2013 at 1500(d)	$(83,247,500)
5,683	On S&P 500® Index, Call expiring April 20, 2013 at 1525(d)	(27,562,550)
9,204	On S&P 500® Index, Call expiring April 20, 2013 at 1550(d)	(25,863,240)
6,080	On S&P 500® Index, Call expiring May 18, 2013 at 1525(d)	(33,257,600)
6,560	On S&P 500® Index, Call expiring May 18, 2013 at 1535(d)	(30,832,000)
8,688	On S&P 500® Index, Call expiring May 18, 2013 at 1550(d)	(31,537,440)

	Total Written Options (Premiums Received $151,455,157)	$(232,300,330)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2013, purchased options were fair valued at $15,662,490 and written options were fair valued at $232,300,330.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2013, the net unrealized appreciation on investments based on a cost of $5,090,252,846 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,835,204,057
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,321,034)

Net unrealized appreciation	$2,758,883,023

At December 31, 2012, the Fund had a short-term capital loss carryforward of $1,673,808,739 of which $75,883,641 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $199,277,068 with no expiration date and a long-term capital loss carryforward of $88,308,430 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,592,566,821	$—	$—	$7,592,566,821
Purchased Options*	—	15,662,490	—	15,662,490
Short-Term Investments	—	240,906,558	—	240,906,558

Total	$7,592,566,821	$256,569,048	$—	$7,849,135,869

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(232,300,330)	$—	$(232,300,330)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2013, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2013:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$15,662,490

Liability Derivatives	Equity Contracts
Written Options (at value)	$(232,300,330)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	6.1
IT Services	4.2
Diversified Financial Services	4.0
Computers & Peripherals	3.9
Insurance	3.7
Software	3.5
Media	3.2
Diversified Telecommunication Services	2.9
Machinery	2.7
Specialty Retail	2.6
Beverages	2.6
Internet Software & Services	2.5
Industrial Conglomerates	2.4
Chemicals	2.4
Aerospace & Defense	2.3
Commercial Banks	2.3
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	2.2

Energy Equipment & Services	2.2
Household Products	2.1
Tobacco	2.1
Communications Equipment	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	3.1

Total Investments	102.6
Other assets less liabilities (including open written options)	(2.6)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013